                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2111

                       RIVERSOURCE LARGE CAP SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE DISCIPLINED EQUITY FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (99.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
General Dynamics                                        144,205            $8,698,446
United Technologies                                      64,197             3,528,267
                                                                      ---------------
Total                                                                      12,226,713
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.3%)
CH Robinson Worldwide                                   133,458             6,910,455
-------------------------------------------------------------------------------------


AUTOMOBILES (0.5%)
Ford Motor                                            1,518,855(b)          3,326,292
General Motors                                          561,121             3,243,279
Harley-Davidson                                         144,208             3,530,213
                                                                      ---------------
Total                                                                      10,099,784
-------------------------------------------------------------------------------------


BEVERAGES (3.0%)
Coca-Cola                                               568,927            25,066,924
PepsiCo                                                 690,410            39,360,274
                                                                      ---------------
Total                                                                      64,427,198
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.0%)
Gilead Sciences                                         959,970(b)         44,014,625
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                   390,239             3,960,926
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.9%)
E*TRADE Financial                                       256,004(b)            465,927
Goldman Sachs Group                                      50,923             4,710,378
Lehman Brothers Holdings                                433,434(e)             27,523
Merrill Lynch & Co                                      719,901            13,382,960
Morgan Stanley                                          998,145            17,437,592
State Street                                             87,606             3,797,720
T Rowe Price Group                                       28,175             1,114,040
                                                                      ---------------
Total                                                                      40,936,140
-------------------------------------------------------------------------------------


CHEMICALS (4.1%)
Ashland                                                   8,000               180,720
Dow Chemical                                          1,061,208            28,302,417
Ecolab                                                   34,297             1,277,906
EI du Pont de Nemours & Co                              125,659             4,021,088
Monsanto                                                343,814            30,592,570
PPG Inds                                                 66,308             3,287,551
Praxair                                                 254,218            16,562,303
Sigma-Aldrich                                            99,276(g)          4,354,245
                                                                      ---------------
Total                                                                      88,578,800
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.1%)
BB&T                                                    289,577            10,381,335
Comerica                                                171,854             4,741,452
Fifth Third Bancorp                                     423,289             4,592,686
First Horizon Natl                                      273,000             3,251,432
Huntington Bancshares                                   363,386             3,433,998
KeyCorp                                                 218,200             2,668,586
Marshall & Ilsley                                       169,248             3,051,541
Natl City                                               934,379             2,522,823
SunTrust Banks                                          181,812             7,297,934
Synovus Financial                                       135,983             1,404,704
Wachovia                                                285,836             1,832,209
                                                                      ---------------
Total                                                                      45,178,700
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste Inds                                        61,649(b)            642,383
Avery Dennison                                           38,795             1,358,601
RR Donnelley & Sons                                      79,664             1,320,032
Waste Management                                        176,880             5,523,962
                                                                      ---------------
Total                                                                       8,844,978
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.5%)
QUALCOMM                                                297,886            11,397,118
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.1%)
Apple                                                   155,131(b)         16,690,544
IBM                                                     249,245            23,172,308
Lexmark Intl Cl A                                       180,264(b)          4,656,219
QLogic                                                  139,178(b)          1,672,920
                                                                      ---------------
Total                                                                      46,191,991
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
SLM                                                     210,091(b)          2,241,671
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.3%)
Genuine Parts                                           157,293             6,189,480
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
H&R Block                                               128,936             2,542,618
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (6.9%)
Bank of America                                       1,270,558            30,709,387
CIT Group                                               293,875             1,216,643
Citigroup                                             5,461,661            74,551,672
JPMorgan Chase & Co                                   1,027,716            42,393,285
                                                                      ---------------
Total                                                                     148,870,987
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Embarq                                                   90,976             2,729,280
Verizon Communications                                   35,430(g)          1,051,208
                                                                      ---------------
Total                                                                       3,780,488
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.8%)
FirstEnergy                                             311,500            16,247,840
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.1%)
Emerson Electric                                         97,185             3,180,865
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.5%)
BJ Services                                             200,667             2,578,571
Cameron Intl                                             68,834(b)          1,669,913
ENSCO Intl                                               84,641             3,217,204
Halliburton                                             535,561            10,598,752
Nabors Inds                                             236,334(b,c)        3,398,483
Noble                                                   110,870             3,571,123
Smith Intl                                                  877                30,239
Weatherford Intl                                        430,448(b)          7,265,962
                                                                      ---------------
Total                                                                      32,330,247
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (6.1%)
Costco Wholesale                                         88,113             5,023,322
Safeway                                                 318,606             6,776,750
SUPERVALU                                                79,252             1,128,548
Walgreen                                                155,755(g)          3,965,522
Wal-Mart Stores                                       2,049,424(g)        114,378,354
                                                                      ---------------
Total                                                                     131,272,496
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland                                  133,678             2,771,145
Dean Foods                                               27,032(b)            590,920
General Mills                                           257,235            17,425,099
HJ Heinz                                                 77,259             3,385,489
Sara Lee                                                476,830             5,330,959
Tyson Foods Cl A                                        112,926               986,973
                                                                      ---------------
Total                                                                      30,490,585
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Questar                                                  71,190             2,453,207
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Becton Dickinson & Co                                    52,477             3,641,904
CR Bard                                                  37,645             3,322,171
Varian Medical Systems                                   77,071(b)          3,507,501
                                                                      ---------------
Total                                                                      10,471,576
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HEALTH CARE PROVIDERS & SERVICES (0.7%)
Cardinal Health                                          71,711            $2,739,360
CIGNA                                                   511,572             8,338,623
Health Management Associates Cl A                        67,300(b)            141,330
Quest Diagnostics                                        37,962             1,776,622
Tenet Healthcare                                        456,110(b)          1,997,762
                                                                      ---------------
Total                                                                      14,993,697
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.3%)
Intl Game Technology                                    192,159             2,690,226
McDonald's                                              423,142            24,512,616
Wyndham Worldwide                                        46,479               380,663
                                                                      ---------------
Total                                                                      27,583,505
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
Black & Decker                                           29,679             1,502,351
Centex                                                  121,143             1,484,002
DR Horton                                               693,693             5,119,454
KB Home                                                  36,839               614,843
Leggett & Platt                                          29,968               520,244
Lennar Cl A                                              85,838               664,386
Pulte Homes                                             202,526             2,256,140
Snap-On                                                  47,778             1,765,397
Stanley Works                                            13,005               425,784
                                                                      ---------------
Total                                                                      14,352,601
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                                       212,124            13,312,902
Kimberly-Clark                                           79,020             4,843,136
                                                                      ---------------
Total                                                                      18,156,038
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
Dynegy Cl A                                             200,023(b)            728,084
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.4%)
3M                                                      233,882            15,038,612
Textron                                                 180,304             3,191,381
Tyco Intl                                               449,932(c)         11,374,281
                                                                      ---------------
Total                                                                      29,604,274
-------------------------------------------------------------------------------------


INSURANCE (6.8%)
ACE                                                     378,651(c)         21,719,421
AFLAC                                                   326,268            14,447,147
Allstate                                                913,087            24,096,366
Ambac Financial Group                                   288,197               772,368
American Intl Group                                   1,536,860             2,935,403
Assurant                                                 27,878               710,331
Chubb                                                   186,118             9,644,635
Cincinnati Financial                                     28,900               751,111
Genworth Financial Cl A                                 656,721             3,178,530
Marsh & McLennan Companies                              236,739             6,941,187
MBIA                                                    209,475             2,059,139
Progressive                                           1,404,343            20,039,975
Torchmark                                                89,376             3,733,236
Travelers Companies                                     639,459            27,208,980
Unum Group                                              358,253             5,642,485
XL Capital Cl A                                         210,930(c,g)        2,046,021
                                                                      ---------------
Total                                                                     145,926,335
-------------------------------------------------------------------------------------


IT SERVICES (1.5%)
Affiliated Computer Services Cl A                        57,245(b)          2,347,045
Automatic Data Processing                                78,311             2,736,969
MasterCard Cl A                                          86,337            12,762,336
Paychex                                                  98,702             2,816,955
Total System Services                                    17,806               244,654
Western Union                                           762,134            11,630,165
                                                                      ---------------
Total                                                                      32,538,124
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                                               100,213               347,739
Eastman Kodak                                           232,404             2,133,469
Hasbro                                                   52,329             1,521,204
Mattel                                                  530,174             7,963,213
                                                                      ---------------
Total                                                                      11,965,625
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Applied Biosystems                                       59,703(d)          1,840,644
Waters                                                   35,783(b)          1,567,295
                                                                      ---------------
Total                                                                       3,407,939
-------------------------------------------------------------------------------------


MACHINERY (0.9%)
Deere & Co                                              154,045             5,939,974
Dover                                                    34,526             1,096,891
Flowserve                                                23,515             1,338,474
Illinois Tool Works                                      99,790             3,331,988
Ingersoll-Rand Cl A                                     296,130(c)          5,463,599
Manitowoc                                                41,277               406,166
Pall                                                     21,838               576,742
Parker Hannifin                                          19,313               748,765
                                                                      ---------------
Total                                                                      18,902,599
-------------------------------------------------------------------------------------


MEDIA (1.5%)
CBS Cl B                                                836,744             8,124,784
Comcast Cl A                                          1,061,098            16,722,904
Gannett                                                 498,635             5,484,985
Meredith                                                 14,134               273,776
New York Times Cl A                                     109,515             1,095,150
                                                                      ---------------
Total                                                                      31,701,599
-------------------------------------------------------------------------------------


METALS & MINING (1.0%)
AK Steel Holding                                        105,674             1,470,982
Freeport-McMoRan Copper & Gold                           19,863               578,013
Newmont Mining                                          162,294(g)          4,274,824
Nucor                                                   301,411            12,210,160
United States Steel                                     107,701             3,972,013
                                                                      ---------------
Total                                                                      22,505,992
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.3%)
Big Lots                                                 49,161(b)          1,201,003
Family Dollar Stores                                    102,849             2,767,667
Kohl's                                                   65,693(b)          2,307,795
Macy's                                                   66,493               817,199
                                                                      ---------------
Total                                                                       7,093,664
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
NiSource                                                121,389             1,573,202
TECO Energy                                              83,991               969,256
Xcel Energy                                              89,446             1,558,149
                                                                      ---------------
Total                                                                       4,100,607
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (15.4%)
Anadarko Petroleum                                      273,837             9,666,446
Apache                                                   49,069             4,039,851
Cabot Oil & Gas                                         111,004             3,115,882
Chesapeake Energy                                       362,287             7,959,445
Chevron                                               1,461,911           109,058,561
ConocoPhillips                                          372,527            19,378,855
CONSOL Energy                                           230,433             7,233,292
Devon Energy                                             48,553             3,925,996
EOG Resources                                           152,412            12,333,179
Exxon Mobil                                             586,725(g)         43,488,057
Hess                                                     54,510             3,282,047
Marathon Oil                                            363,777            10,585,911
Massey Energy                                           104,037             2,402,214
Murphy Oil                                              110,749             5,608,329
Occidental Petroleum                                  1,003,658            55,743,165
Peabody Energy                                          308,423            10,643,678
Pioneer Natural Resources                               100,107             2,785,978
Southwestern Energy                                     418,332(b)         14,900,986
Spectra Energy                                          242,810             4,693,517
Sunoco                                                   46,632             1,422,276
Tesoro                                                   98,048               948,124
Valero Energy                                            88,464             1,820,589
                                                                      ---------------
Total                                                                     335,036,378
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Estee Lauder
 Companies Cl A                                          92,113             3,319,753
-------------------------------------------------------------------------------------


PHARMACEUTICALS (12.6%)
Eli Lilly & Co                                          295,088             9,979,876
Forest Laboratories                                     149,667(b)          3,476,764
Johnson & Johnson                                     1,709,363           104,852,327
King Pharmaceuticals                                    400,546(b)          3,520,799
Merck & Co                                              772,283            23,902,159
Mylan                                                   138,890(b)          1,190,287
Pfizer                                                6,344,933           112,368,764
Schering-Plough                                         299,056             4,333,321
Wyeth                                                   235,581             7,580,997
                                                                      ---------------
Total                                                                     271,205,294
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
HCP                                                     182,619             5,465,787
Public Storage                                           99,036             8,071,434
                                                                      ---------------
Total                                                                      13,537,221
-------------------------------------------------------------------------------------


ROAD & RAIL (4.6%)
Burlington Northern Santa Fe                            277,229            24,690,015
CSX                                                     482,876            22,077,091
Norfolk Southern                                        287,073            17,207,156
Ryder System                                             54,245             2,149,187
Union Pacific                                           499,826            33,373,381
                                                                      ---------------
Total                                                                      99,496,830
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Altera                                                  111,524            $1,934,941
Intel                                                 3,083,693            49,339,089
Linear Technology                                        82,796             1,877,813
LSI                                                     237,133(b)            912,962
MEMC Electronic Materials                                44,937(b)            825,942
Microchip Technology                                     69,811             1,719,445
NVIDIA                                                   95,822(b)            839,401
Xilinx                                                  154,367             2,843,440
                                                                      ---------------
Total                                                                      60,293,033
-------------------------------------------------------------------------------------


SOFTWARE (2.8%)
BMC Software                                            153,194(b)          3,955,469
Microsoft                                             1,151,519            25,713,419
Oracle                                                1,507,562(b,g)       27,573,309
Salesforce.com                                           11,626(b)            359,941
Symantec                                                154,679(b)          1,945,862
                                                                      ---------------
Total                                                                      59,548,000
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.0%)
Abercrombie &
 Fitch Cl A                                              47,279             1,369,200
AutoNation                                              173,695(b)          1,193,285
AutoZone                                                 41,363(b)          5,265,096
Bed Bath & Beyond                                       144,495(b)          3,723,636
Best Buy                                                144,404             3,871,471
Gap                                                     279,191             3,612,732
Home Depot                                            2,249,714            53,070,753
Lowe's Companies                                      1,222,095            26,519,462
Office Depot                                            149,209(b)            537,152
RadioShack                                              168,700             2,135,742
Sherwin-Williams                                         53,160             3,025,336
Staples                                                  28,256               549,014
TJX Companies                                            76,140             2,037,506
                                                                      ---------------
Total                                                                     106,910,385
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                   206,729(b)          4,258,617
Jones Apparel Group                                     116,009             1,288,860
Liz Claiborne                                           229,550             1,870,833
Nike Cl B                                                51,608             2,974,169
VF                                                       72,674             4,004,337
                                                                      ---------------
Total                                                                      14,396,816
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.5%)
Fannie Mae                                            1,336,093             1,229,206
Freddie Mac                                             794,150               821,945
Hudson City Bancorp                                     416,370             7,831,919
MGIC Investment                                         154,094               597,885
Sovereign Bancorp                                       259,714               753,171
Washington Mutual                                     1,140,168(f)             70,690
                                                                      ---------------
Total                                                                      11,304,816
-------------------------------------------------------------------------------------


TOBACCO (0.5%)
Philip Morris Intl                                      191,327             8,316,984
UST                                                      30,691             2,074,405
                                                                      ---------------
Total                                                                      10,391,389
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.2%)
WW Grainger                                              42,704             3,355,253
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Sprint Nextel                                           831,724             2,603,296
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,220,708,508)                                                 $2,147,798,635
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              11,341,283(h)        $11,341,283
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,341,283)                                                       $11,341,283
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,232,049,791)(i)                                              $2,159,139,918
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         26            $6,287,450        Dec. 2008         $248,307


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 2.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(f) On Sept. 25, 2008, Washington Mutual was closed by the Office of Thrift Supervision (OTS). The OTS appointed the Federal Deposit Insurance Corporation (FDIC) as receiver. The FDIC held a bidding process that resulted in JPMorgan Chase acquiring the deposits, assets and certain liabilities of Washington Mutual's banking operations.

(g) At Oct. 31, 2008, investments in securities included securities valued at $7,128,473 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(i) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $3,232,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $17,795,000
Unrealized depreciation                                                    (1,090,705,000)

-----------------------------------------------------------------------------------------
Net unrealized depreciation                                               $(1,072,910,000)
-----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
3  RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $2,159,139,918         $--             $--        $2,159,139,918
Other financial instruments*                            248,307          --              --               248,307

-----------------------------------------------------------------------------------------------------------------
Total                                            $2,159,388,225         $--             $--        $2,159,388,225
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                             RIVERSOURCE GROWTH FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (94.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.4%)
Boeing                                                  944,873           $49,388,512
-------------------------------------------------------------------------------------


BEVERAGES (3.3%)
Coca-Cola                                               881,424            38,835,541
Molson Coors Brewing Cl B                                37,692             1,408,173
PepsiCo                                                 127,364             7,261,022
                                                                      ---------------
Total                                                                      47,504,736
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (4.6%)
Amgen                                                   686,360(b)         41,106,101
Amylin Pharmaceuticals                                  107,399(b)          1,096,544
Genentech                                               119,098(b)          9,877,988
Genzyme                                                 156,892(b)         11,434,289
Gilead Sciences                                          50,766(b)          2,327,621
Vertex Pharmaceuticals                                   30,159(b)            790,467
                                                                      ---------------
Total                                                                      66,633,010
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.3%)
Goldman Sachs Group                                      70,106             6,484,805
KKR Private Equity Investors LP Unit                  5,272,381(b)         26,109,827
Lehman Brothers Holdings                                372,416(m)             23,648
Merrill Lynch & Co                                      429,252             7,979,795
Morgan Stanley                                          417,547             7,294,546
                                                                      ---------------
Total                                                                      47,892,621
-------------------------------------------------------------------------------------


CHEMICALS (0.3%)
Monsanto                                                 49,228             4,380,307
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.7%)
Wachovia                                              1,588,430            10,181,836
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (5.7%)
Cisco Systems                                         1,403,072(b)         24,932,589
Comverse Technology                                   1,137,527(b)          8,286,884
Motorola                                                 70,417               378,139
Nokia ADR                                             1,410,534(c,j)       21,411,906
QUALCOMM                                                743,189            28,434,412
                                                                      ---------------
Total                                                                      83,443,930
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.3%)
Apple                                                   259,259(b)         27,893,675
EMC                                                      18,819(b)            221,688
Hewlett-Packard                                         136,884             5,239,920
                                                                      ---------------
Total                                                                      33,355,283
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
KBR                                                     271,297             4,026,047
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.6%)
Apollo Management LP                                  1,690,500(d,h)       16,059,750
Interactive Brokers Group Cl A                          196,880(b)          4,207,326
KKR Financial Holdings LLC                              799,612             3,086,502
                                                                      ---------------
Total                                                                      23,353,578
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (8.2%)
AT&T                                                    552,961            14,802,766
Embarq                                                  574,900            17,247,000
Qwest Communications Intl                             2,894,535             8,278,370
Telefonica                                            2,788,889(c)         51,617,856
Telefonica ADR                                          157,260(c)          8,729,503
Verizon Communications                                  631,921            18,749,096
                                                                      ---------------
Total                                                                     119,424,591
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (--%)
Gamesa Tecnologica                                       22,505(c)            368,834
Suzlon Energy                                           213,184(c)            192,723
                                                                      ---------------
Total                                                                         561,557
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.5%)
Halliburton                                             280,226             5,545,672
Schlumberger                                             35,135             1,814,723
                                                                      ---------------
Total                                                                       7,360,395
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.5%)
CVS Caremark                                            710,563            21,778,756
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Boston Scientific                                     2,129,691(b)         19,231,110
Medtronic                                               106,659             4,301,557
                                                                      ---------------
Total                                                                      23,532,667
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.4%)
AmerisourceBergen                                       321,167            10,042,892
Cardinal Health                                         318,467            12,165,439
Express Scripts                                          67,879(b)          4,114,146
Humana                                                  280,672(b)          8,305,084
McKesson                                                465,383            17,121,442
Medco Health Solutions                                  217,518(b)          8,254,808
UnitedHealth Group                                      175,540             4,165,564
                                                                      ---------------
Total                                                                      64,169,375
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (--%)
Starbucks                                                29,587(b)            388,477
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.6%)
Harman Intl Inds                                        251,890             4,627,219
S&P Homebuilders ETF SPDR Fund                          307,878             4,322,607
                                                                      ---------------
Total                                                                       8,949,826
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                       100,338             6,297,213
Procter & Gamble                                        194,145            12,530,118
                                                                      ---------------
Total                                                                      18,827,331
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.0%)
Siemens                                                 169,857(c)         10,199,927
Textron                                                 273,377             4,838,773
                                                                      ---------------
Total                                                                      15,038,700
-------------------------------------------------------------------------------------


INSURANCE (0.4%)
AFLAC                                                   144,041             6,378,135
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
Expedia                                                 277,767(b)          2,641,564
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.4%)
eBay                                                    319,763(b)          4,882,781
Google Cl A                                              82,809(b)         29,758,242
Yahoo!                                                   52,282(b)            670,255
                                                                      ---------------
Total                                                                      35,311,278
-------------------------------------------------------------------------------------


IT SERVICES (0.7%)
MasterCard Cl A                                          59,864             8,849,097
Redecard                                                 63,600(c)            692,880
                                                                      ---------------
Total                                                                       9,541,977
-------------------------------------------------------------------------------------


MACHINERY (--%)
Flowserve                                                10,826               616,216
-------------------------------------------------------------------------------------


MEDIA (10.3%)
CBS Cl B                                                316,248             3,070,768
Comcast Cl A                                            826,036            13,018,327
Liberty Media -- Capital Series A                        52,545(b,g)          357,831
News Corp Cl A                                        1,237,791            13,170,096
Sirius XM Radio                                      89,467,464(b)         30,240,004
Time Warner                                             781,058             7,880,875
Time Warner Cable Cl A                                  178,276(b)          3,490,644
Virgin Media                                         13,528,010(h)         77,921,339
WorldSpace Cl A                                         447,419(b,e)           19,015
                                                                      ---------------
Total                                                                     149,168,899
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


METALS & MINING (1.2%)
AMG Advanced Metallurgical Group                         94,193(b,c)       $1,524,174
Coeur d'Alene Mines                                   6,312,203(b)          4,519,537
Lihir Gold                                            3,330,123(b,c)        4,153,064
Newmont Mining                                           88,006             2,318,078
Timminco                                                771,431(b,c,e)      4,353,484
                                                                      ---------------
Total                                                                      16,868,337
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.4%)
Chesapeake Energy                                       133,475             2,932,446
Chevron                                                  26,954             2,010,768
ConocoPhillips                                          152,812             7,949,280
Devon Energy                                             22,762             1,840,535
Exxon Mobil                                             247,472            18,342,625
Kinder Morgan Management LLC                                 --(b)                 21
Occidental Petroleum                                     28,804             1,599,774
XTO Energy                                               19,650               706,418
                                                                      ---------------
Total                                                                      35,381,867
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.7%)
Avon Products                                           382,093             9,487,369
-------------------------------------------------------------------------------------


PHARMACEUTICALS (10.7%)
Bristol-Myers Squibb                                  2,387,404            49,061,153
Elan ADR                                                315,918(b,c)        2,410,454
Eli Lilly & Co                                          118,956             4,023,092
Merck & Co                                              958,536            29,666,690
Pfizer                                                2,784,785            49,318,543
Schering-Plough                                         576,603             8,354,977
Wyeth                                                   339,924            10,938,754
                                                                      ---------------
Total                                                                     153,773,663
-------------------------------------------------------------------------------------


ROAD & RAIL (1.3%)
Hertz Global Holdings                                 2,668,045(b)         19,183,244
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Himax Technologies ADR                                1,266,134(c)          2,367,671
Infineon Technologies                                 1,065,129(b,c)        3,330,836
Infineon Technologies ADR                               261,525(b,c)          818,573
Intel                                                   563,959             9,023,344
Intersil Cl A                                           165,288             2,262,793
MEMC Electronic Materials                                97,964(b)          1,800,578
Micron Technology                                     1,995,420(b)          9,398,428
NVIDIA                                                  244,020(b)          2,137,615
Spansion Cl A                                         4,774,024(b)          2,959,895
Texas Instruments                                        83,225             1,627,881
                                                                      ---------------
Total                                                                      35,727,614
-------------------------------------------------------------------------------------


SOFTWARE (8.2%)
Autodesk                                                116,218(b)          2,476,606
Citrix Systems                                           69,522(b)          1,791,582
Microsoft                                             3,114,700            69,551,251
Nintendo ADR                                          1,010,722(c)         39,322,139
Oracle                                                  330,820(b)          6,050,698
                                                                      ---------------
Total                                                                     119,192,276
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (--%)
Office Depot                                             49,757(b)            179,125
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                             183,817               190,251
-------------------------------------------------------------------------------------


TOBACCO (1.8%)
Altria Group                                            400,431             7,684,271
Philip Morris Intl                                      416,371            18,099,647
                                                                      ---------------
Total                                                                      25,783,918
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (6.7%)
Sprint Nextel                                            64,901               203,140
Vodafone Group                                       39,411,246(c)         75,809,001
Vodafone Group ADR                                    1,119,439(c)         21,571,590
                                                                      ---------------
Total                                                                      97,583,731
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,217,001,800)                                                 $1,367,200,999
-------------------------------------------------------------------------------------






OPTIONS PURCHASED (0.7%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Hertz Global Holdings(i)
Telefonica(i)
Vodafone Group ADR(i)           322,776     $100.00        Jan. 2009          $27,694
Hong Kong Dollar              1,727,158        7.73        Mar. 2009          405,537
NASDAQ 100 Index                 10,589       36.00        Nov. 2008          476,505
NASDAQ 100 Index                 36,027       38.00        Nov. 2008          486,364
Nokia                            12,254       18.00(l)     Dec. 2008          109,290
Nokia ADR                         8,952       17.00        Nov. 2008          268,560
S&P 500 Index                       611      900.00        Nov. 2008        5,731,180
S&P 500 Index                       378      950.00        Nov. 2008        2,241,540
S&P 500 Index                     1,739    1,150.00        Nov. 2008          217,375
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $26,521,814)                                                        $9,964,045
-------------------------------------------------------------------------------------






MONEY MARKET FUND (4.0%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
  Cash Fund, 1.60%                                   58,613,117(k)        $58,613,117
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $58,613,117)                                                       $58,613,117
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES(N)
(Cost: $2,302,136,731)(o)                                              $1,435,778,161
=====================================================================================



INVESTMENTS IN DERIVATIVES
OPEN OPTIONS CONTRACTS WRITTEN AT OCT. 31, 2008


                                                NUMBER OF      EXERCISE       PREMIUM       EXPIRATION
ISSUER                          PUTS/CALLS      CONTRACTS        PRICE        RECEIVED         DATE          VALUE(A)
----------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                   Call           10,589           $40        $529,447       Nov. 2008         $37,062
NASDAQ 100 Index                   Call           36,027            42       1,448,961       Nov. 2008          54,040
Nokia ADR                          Call            8,952            20         353,603       Nov. 2008          22,380
S&P 500 Index                      Call              611         1,000         914,667       Nov. 2008       1,958,255
S&P 500 Index                      Call              378         1,050         906,066       Nov. 2008         527,310
----------------------------------------------------------------------------------------------------------------------
Total                                                                                                       $2,599,047
----------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCT. 31, 2008


                                                 CURRENCY TO           CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED           BE RECEIVED      APPRECIATION      DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Nov. 10, 2008                                          36,551,000       64,450,013        $5,653,364           $--
                                                    British Pound      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Nov. 12, 2008                                          14,438,000       25,515,556         2,293,100            --
                                                    British Pound      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Nov. 13, 2008                                          30,890,000       42,540,164         3,199,902            --
                                           European Monetary Unit      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Nov. 14, 2008                                           3,470,000        2,439,584           137,123            --
                                                Australian Dollar      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Nov. 17, 2008                                          36,430,000       50,003,818         3,616,775            --
                                           European Monetary Unit      U.S. Dollar
----------------------------------------------------------------------------------------------------------------------
Total                                                                                    $14,900,264           $--
----------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2008, the value of foreign securities represented 17.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $16,059,750 or 1.1% of net assets.

(e)  At Oct. 31, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. The Fund's cash equivalent position is 3.9% of net assets.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Apollo Management LP*                08-02-07 thru 03-07-08      $37,534,010
Virgin Media                         07-19-06 thru 08-06-08      260,041,780


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(j) At Oct. 31, 2008, securities valued at $13,589,136 were held to cover open call options written.

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(l)  Exercise prices are stated in foreign currency.

(m) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(n) At Oct. 31, 2008, cash or short-term securities were designated to cover open put and/or call options written.

(o) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $2,302,137,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $16,018,000
Unrealized depreciation                                                     (882,377,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(866,359,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
3  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                  FAIR VALUE AT OCT. 31, 2008
                                              ------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2
                                                QUOTED PRICES         OTHER          LEVEL 3
                                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                      $1,295,937,989     $139,840,172         $--        $1,435,778,161
Other financial instruments*                       17,499,311               --          --            17,499,311

----------------------------------------------------------------------------------------------------------------
Total                                          $1,313,437,300     $139,840,172         $--        $1,453,277,472
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options and forwards contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE LARGE CAP EQUITY FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (94.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.1%)
Boeing                                                1,066,926           $55,768,222
General Dynamics                                         49,539             2,988,192
Goodrich                                                127,651             4,666,921
Honeywell Intl                                          504,367            15,357,975
L-3 Communications Holdings                              71,421             5,797,243
Lockheed Martin                                         131,790            11,208,740
Precision Castparts                                       3,589               232,603
Spirit AeroSystems Holdings Cl A                        228,533(b)          3,686,237
United Technologies                                     291,365            16,013,420
                                                                      ---------------
Total                                                                     115,719,553
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                               32,700             1,725,906
-------------------------------------------------------------------------------------


AIRLINES (--%)
Delta Air Lines                                          81,454(b)            894,363
UAL                                                       9,774               142,309
                                                                      ---------------
Total                                                                       1,036,672
-------------------------------------------------------------------------------------


AUTO COMPONENTS (--%)
Goodyear Tire & Rubber                                   26,663(b)            237,834
Johnson Controls                                         65,605(h)          1,163,177
                                                                      ---------------
Total                                                                       1,401,011
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Ford Motor                                              249,800(b)            547,062
General Motors                                           62,539               361,475
Harley-Davidson                                          26,010               636,725
                                                                      ---------------
Total                                                                       1,545,262
-------------------------------------------------------------------------------------


BEVERAGES (2.9%)
Anheuser-Busch Companies                                 76,103             4,720,669
Coca-Cola                                             1,093,520            48,180,491
Coca-Cola Enterprises                                    41,751               419,598
Dr Pepper Snapple Group                                  64,421(b)          1,475,241
Molson Coors Brewing Cl B                               131,528             4,913,886
Pepsi Bottling Group                                     54,009             1,248,688
PepsiCo                                                 368,786            21,024,490
                                                                      ---------------
Total                                                                      81,983,063
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.5%)
Amgen                                                   784,460(b)         46,981,310
Amylin Pharmaceuticals                                  132,657(b)          1,354,428
Genentech                                               143,615(b)         11,911,428
Genzyme                                                 248,285(b)         18,095,011
Gilead Sciences                                         310,887(b)         14,254,169
ImClone Systems                                          42,084(b)          2,893,696
Vertex Pharmaceuticals                                  104,988(b)          2,751,735
                                                                      ---------------
Total                                                                      98,241,777
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                   177,532             1,801,950
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.8%)
Bank of New York Mellon                                 220,569             7,190,549
BlackRock                                                44,436             5,836,224
Blackstone Group LP                                     130,201             1,190,037
Goldman Sachs Group                                     204,365            18,903,764
KKR Private Equity Investors LP Unit                  3,351,045(b)         16,595,008
Legg Mason                                               24,686               547,782
Lehman Brothers Holdings                                235,933(g)             14,982
Merrill Lynch & Co                                      989,726            18,399,006
Morgan Stanley                                          483,879             8,453,366
Och-Ziff Capital Management Group LLC Cl A              102,265               475,532
State Street                                             24,310             1,053,839
                                                                      ---------------
Total                                                                      78,660,089
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Air Products & Chemicals                                 23,404             1,360,475
Ashland                                                   6,303               142,385
Dow Chemical                                            374,652             9,991,968
Eastman Chemical                                         44,108             1,781,522
Ecolab                                                   19,484               725,974
EI du Pont de Nemours & Co                              248,241             7,943,712
Hercules                                                 12,530               210,629
Intl Flavors & Fragrances                                 8,730               278,312
Monsanto                                                 90,900             8,088,282
PPG Inds                                                 18,215               903,100
Praxair                                                  34,806             2,267,611
Rohm & Haas                                              13,751               967,383
                                                                      ---------------
Total                                                                      34,661,353
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.7%)
BB&T                                                    174,831             6,267,691
Fifth Third Bancorp                                     579,395             6,286,436
PNC Financial Services Group                             93,094             6,206,577
Regions Financial                                             1                    11
SunTrust Banks                                           93,650             3,759,111
Wachovia                                              1,689,850            10,831,939
Wells Fargo & Co                                        409,217            13,933,839
                                                                      ---------------
Total                                                                      47,285,604
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                        37,467(b)            390,406
Avery Dennison                                           11,823               414,041
Cintas                                                   14,665               347,561
Pitney Bowes                                             22,959               568,924
RR Donnelley & Sons                                      23,204               384,490
Waste Management                                         54,197             1,692,573
                                                                      ---------------
Total                                                                       3,797,995
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (3.2%)
Ciena                                                     9,942(b)             95,543
Cisco Systems                                         1,799,255(b)         31,972,761
Comverse Technology                                     696,287(b)          5,072,451
Corning                                                 100,825             1,091,935
Harris                                                   14,775               531,161
JDS Uniphase                                             23,598(b)            128,845
Juniper Networks                                         59,838(b)          1,121,364
Motorola                                                656,747             3,526,731
Nokia ADR                                             1,182,193(c,k)       17,945,690
QUALCOMM                                                765,991            29,306,816
Tellabs                                                  43,771(b)            185,589
                                                                      ---------------
Total                                                                      90,978,886
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.0%)
Apple                                                   289,649(b)         31,163,336
Dell                                                    243,170(b)          2,954,516
EMC                                                     237,873(b)          2,802,144
Hewlett-Packard                                         684,712            26,210,775
IBM                                                     232,306            21,597,489
SanDisk                                                 118,662(b)          1,054,905
                                                                      ---------------
Total                                                                      85,783,165
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                    91,441             3,651,239
KBR                                                     569,099             8,445,429
                                                                      ---------------
Total                                                                      12,096,668
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                         12,199              $662,162
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
American Express                                        165,434             4,549,435
SLM                                                      49,335(b)            526,404
                                                                      ---------------
Total                                                                       5,075,839
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Ball                                                     10,728               366,897
Bemis                                                    11,069               274,954
Pactiv                                                   14,532(b)            342,374
Sealed Air                                               17,555               297,031
                                                                      ---------------
Total                                                                       1,281,256
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                            17,969               707,080
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        11,798(b)            820,079
H&R Block                                                36,250               714,850
                                                                      ---------------
Total                                                                       1,534,929
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.5%)
Apollo Management LP                                  1,422,700(d,f)       13,515,650
Bank of America                                       1,293,986            31,275,642
CIT Group                                                20,147                83,409
Citigroup                                             1,501,934            20,501,399
CME Group                                                 3,026               853,786
Interactive Brokers Group Cl A                          432,018(b)          9,232,225
iShares Dow Jones US Healthcare Sector Index
 Fund                                                         1                    54
JPMorgan Chase & Co                                   1,181,608            48,741,329
KKR Financial Holdings LLC                              563,202             2,173,960
Leucadia Natl                                            19,647               527,325
                                                                      ---------------
Total                                                                     126,904,779
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
AT&T                                                  2,126,226            56,919,070
Chunghwa Telecom ADR                                          1(c)                 20
Deutsche Telekom                                        210,820(c)          3,129,240
Embarq                                                  351,900            10,557,000
Qwest Communications Intl                             2,708,741             7,746,999
Telefonica                                            1,922,780(c)         35,587,569
Telefonica ADR                                           96,259(c)          5,343,337
Verizon Communications                                1,672,779            49,631,353
                                                                      ---------------
Total                                                                     168,914,588
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.8%)
Allegheny Energy                                         18,744               565,132
American Electric Power                                  44,450             1,450,404
Duke Energy                                             139,758             2,289,236
Edison Intl                                              36,003             1,281,347
Entergy                                                 124,103             9,686,239
Exelon                                                  216,400            11,737,536
FirstEnergy                                              33,682             1,756,853
FPL Group                                                91,911             4,341,876
Pepco Holdings                                           22,300               460,495
Pinnacle West Capital                                    11,189               354,132
PPL                                                     104,931             3,443,835
Progress Energy                                          28,950             1,139,762
Southern                                                379,916            13,046,314
                                                                      ---------------
Total                                                                      51,553,161
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                        322,666            10,560,858
Gamesa Tecnologica                                       41,363(c)            677,897
Suzlon Energy                                           130,852(c)            118,293
                                                                      ---------------
Total                                                                      11,357,048
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Amphenol Cl A                                            10,479               300,223
Flextronics Intl                                        179,014(b,c)          748,279
Tyco Electronics                                        126,750(c)          2,464,020
                                                                      ---------------
Total                                                                       3,512,522
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes                                             96,051             3,356,982
Cameron Intl                                             28,821(b)            699,197
ENSCO Intl                                               13,840               526,058
Halliburton                                             363,176             7,187,253
Nabors Inds                                              27,387(b,c)          393,825
Natl Oilwell Varco                                      150,101(b)          4,486,519
Noble                                                    27,006               869,863
Oil States Intl                                          31,717(b)            733,614
Pride Intl                                               50,242(b)            944,047
Rowan Companies                                          11,520               208,973
Schlumberger                                            226,692            11,708,643
Transocean                                               96,405(b)          7,937,024
Weatherford Intl                                        150,006(b)          2,532,101
                                                                      ---------------
Total                                                                      41,584,099
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale                                         34,790             1,983,378
CVS Caremark                                            684,657            20,984,737
Kroger                                                   73,314             2,013,202
Safeway                                                 123,355             2,623,761
SYSCO                                                    67,583             1,770,675
Walgreen                                                109,372             2,784,611
Wal-Mart Stores                                         470,801            26,275,404
                                                                      ---------------
Total                                                                      58,435,768
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.1%)
Archer-Daniels-Midland                                   67,514             1,399,565
Kraft Foods Cl A                                         50,071(h)          1,459,069
                                                                      ---------------
Total                                                                       2,858,634
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                     5,017               231,836
ONEOK                                                    90,482             2,886,375
Questar                                                  19,249               663,321
                                                                      ---------------
Total                                                                       3,781,532
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Boston Scientific                                     3,141,402(b)         28,366,860
China Medical Technologies ADR                          111,282(c)          2,711,942
Cooper Companies                                         57,524               947,996
Covidien                                                 82,162             3,638,955
Medtronic                                               115,744(h)          4,667,956
Mindray Medical Intl ADR                                 22,411(c)            483,181
                                                                      ---------------
Total                                                                      40,816,890
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna                                                   178,720             4,444,766
AmerisourceBergen                                       214,095             6,694,751
Cardinal Health                                         302,808            11,567,266
CIGNA                                                   117,154             1,909,610
Coventry Health Care                                     16,443(b)            216,883
DaVita                                                   11,590(b)            657,733
Express Scripts                                          68,797(b)          4,169,786
Humana                                                  252,897(b)          7,483,222
Laboratory Corp of America Holdings                      12,345(b)            759,094
McKesson                                                355,493            13,078,588
Medco Health Solutions                                  189,820(b)          7,203,669
Patterson Companies                                      10,114(b)            256,188
Quest Diagnostics                                        17,549               821,293
Tenet Healthcare                                         44,380(b)            194,384
UnitedHealth Group                                      335,451             7,960,252
WellPoint                                                56,499(b)          2,196,116
                                                                      ---------------
Total                                                                      69,613,601
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               20,193               289,568
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.6%)
Chipotle Mexican Grill Cl B                                   1(b)                 43
Darden Restaurants                                      258,314             5,726,822
Interval Leisure Group                                        1(b)                  7
Intl Game Technology                                    239,293             3,350,102
Marriott Intl Cl A                                      119,336(h)          2,490,542
Starbucks                                               201,242(b)          2,642,307
Starwood Hotels & Resorts Worldwide                      23,901               538,729
WMS Inds                                                 41,600(b)          1,040,000
                                                                      ---------------
Total                                                                      15,788,552
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.2%)
Black & Decker                                            6,653               336,775
Centex                                                  422,175             5,171,644
DR Horton                                               400,165             2,953,218
Fortune Brands                                           17,712               675,536
Harman Intl Inds                                        218,151             4,007,434
Hovnanian Enterprises Cl A                              293,867(b)          1,260,689
KB Home                                                 354,288             5,913,067
Leggett & Platt                                          17,843               309,754
Lennar Cl A                                             536,550             4,152,897
Meritage Homes                                           72,721(b)            998,459
Newell Rubbermaid                                       192,235             2,643,231
NVR                                                       1,977(b)            969,145
S&P Homebuilders ETF SPDR Fund                          188,454             2,645,894
Snap-On                                                   6,371               235,408
Stanley Works                                             8,721               285,526
Whirlpool                                                35,272             1,645,439
                                                                      ---------------
Total                                                                      34,204,116
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOUSEHOLD PRODUCTS (1.4%)
Clorox                                                   32,724            $1,989,946
Colgate-Palmolive                                       146,485             9,193,399
Procter & Gamble                                        422,975            27,298,807
                                                                      ---------------
Total                                                                      38,482,152
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
AES                                                      74,328(b)            592,394
Constellation Energy Group                               20,116               487,008
Dynegy Cl A                                              55,876(b)            203,389
                                                                      ---------------
Total                                                                       1,282,791
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                       34,289             2,204,783
General Electric                                      1,944,562            37,938,404
Siemens                                                 103,970(c)          6,243,407
Textron                                                 167,336             2,961,847
Tyco Intl                                                99,017(c,h)        2,503,150
                                                                      ---------------
Total                                                                      51,851,591
-------------------------------------------------------------------------------------


INSURANCE (2.7%)
ACE                                                     391,401(c)         22,450,762
AFLAC                                                   469,098            20,771,659
Allstate                                                 47,728(h)          1,259,542
Arch Capital Group                                       34,149(b,c)        2,381,893
Assured Guaranty                                         32,895(c)            369,411
Chubb                                                   126,083             6,533,621
Endurance Specialty Holdings                             57,163(c)          1,728,609
Hartford Financial Services Group                       235,137             2,426,614
Max Capital Group                                       134,034(c)          2,137,842
MetLife                                                 135,304             4,494,799
Principal Financial Group                                21,174               402,094
Prudential Financial                                    368,416            11,052,480
Validus Holdings                                         32,043(c)            568,443
XL Capital Cl A                                          85,443(c)            828,797
                                                                      ---------------
Total                                                                      77,406,566
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                               33,322(b,h)        1,907,351
Expedia                                                 193,123(b)          1,836,600
HSN                                                           1(b)                  6
Ticketmaster Entertainment                                    1(b)                 10
                                                                      ---------------
Total                                                                       3,743,967
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.3%)
Akamai Technologies                                      18,792(b)            270,229
eBay                                                    315,410(b)          4,816,311
Google Cl A                                              77,342(b)         27,793,621
VeriSign                                                 21,096(b)            447,235
Yahoo!                                                  185,121(b)          2,373,251
                                                                      ---------------
Total                                                                      35,700,647
-------------------------------------------------------------------------------------


IT SERVICES (0.9%)
Affiliated Computer Services Cl A                        10,703(b)            438,823
Automatic Data Processing                                85,426             2,985,639
Broadridge Financial Solutions                                1                    12
Cognizant Technology Solutions Cl A                      31,349(b)            601,901
Computer Sciences                                        20,643(b)            622,593
Convergys                                                13,435(b)            103,315
Fidelity Natl Information Services                       21,035               317,418
Fiserv                                                   18,034(b)            601,614
MasterCard Cl A                                          79,804            11,796,628
Paychex                                                  36,049             1,028,838
Redecard                                                228,471(c)          2,489,042
Total System Services                                    21,811               299,683
Visa Cl A                                                34,534             1,911,457
Western Union                                            79,738             1,216,802
                                                                      ---------------
Total                                                                      24,413,765
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                            31,833               292,227
Hasbro                                                   13,849               402,590
Mattel                                                   43,822               658,207
                                                                      ---------------
Total                                                                       1,353,024
-------------------------------------------------------------------------------------


MACHINERY (1.1%)
Caterpillar                                             163,829             6,253,353
Danaher                                                  60,374             3,576,556
Deere & Co                                              219,602             8,467,852
Flowserve                                               121,978             6,942,988
Ingersoll-Rand Cl A                                      34,959(c)            644,994
Manitowoc                                                73,188               720,170
Navistar Intl                                             7,466(b)            224,241
Parker Hannifin                                         111,123             4,308,239
                                                                      ---------------
Total                                                                      31,138,393
-------------------------------------------------------------------------------------


MEDIA (5.5%)
CBS Cl B                                                193,578             1,879,642
Comcast Cl A                                          1,108,191            17,465,090
Comcast Special Cl A                                    174,748             2,694,614
DIRECTV Group                                           183,326(b)          4,013,006
Gannett                                                  20,554               226,094
Liberty Media -- Capital Series A                        32,687(b,e)          222,598
McGraw-Hill Companies                                    29,701               797,175
Meredith                                                  3,593                69,596
New York Times Cl A                                      13,438               134,380
News Corp Cl A                                        1,487,087            15,822,606
Scripps Networks Interactive Cl A                        10,445               296,638
Sirius XM Radio                                      58,503,100(b)         19,774,048
Time Warner                                           1,916,691            19,339,412
Time Warner Cable Cl A                                  109,123(b)          2,136,628
Viacom Cl B                                             198,173(b)          4,007,058
Virgin Media                                          9,211,971(f)         53,060,954
Vivendi                                                 219,666(c)          5,739,843
Walt Disney                                             329,138             8,524,674
Washington Post Cl B                                        553               236,020
WorldSpace Cl A                                         263,942(b)             11,218
                                                                      ---------------
Total                                                                     156,451,294
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
AK Steel Holding                                         12,451               173,318
Alcoa                                                   261,366(h)          3,008,323
Allegheny Technologies                                   11,130               295,390
AMG Advanced Metallurgical Group                         57,657(b,c)          932,971
Coeur d'Alene Mines                                   3,899,124(b)          2,791,773
Freeport-McMoRan Copper & Gold                           42,418             1,234,364
Lihir Gold                                            2,038,391(b,c)        2,542,119
Newmont Mining                                          104,333             2,748,120
Nucor                                                    34,981             1,417,080
Timminco                                                510,164(b,c)        2,879,053
Titanium Metals                                           9,446                87,942
United States Steel                                      13,046               481,136
                                                                      ---------------
Total                                                                      18,591,589
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
JC Penney                                               128,606             3,076,256
Kohl's                                                   91,242(b)          3,205,332
Macy's                                                  219,784             2,701,145
Target                                                   74,486             2,988,378
                                                                      ---------------
Total                                                                      11,971,111
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.8%)
Ameren                                                   23,229               753,781
CenterPoint Energy                                       37,776               435,180
CMS Energy                                               24,886               255,082
Consolidated Edison                                      30,182             1,307,484
Dominion Resources                                      221,110             8,021,872
DTE Energy                                               18,104               639,071
Integrys Energy Group                                     8,482               404,337
NiSource                                                 30,296               392,636
PG&E                                                     39,621             1,452,902
Public Service Enterprise Group                          56,182             1,581,523
Sempra Energy                                            27,221             1,159,342
TECO Energy                                              23,515               271,363
Xcel Energy                                             289,034             5,034,972
                                                                      ---------------
Total                                                                      21,709,545
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (--%)
Xerox                                                    97,738               783,859
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.0%)
Anadarko Petroleum                                       79,583             2,809,280
Apache                                                   36,950             3,042,094
BP ADR                                                  139,161(c)          6,916,302
Chesapeake Energy                                       280,851(h)          6,170,296
Chevron                                                 776,513            57,927,869
ConocoPhillips                                          521,471            27,126,920
CONSOL Energy                                            23,739               745,167
Devon Energy                                            152,585            12,338,023
El Paso                                                  78,077               757,347
EOG Resources                                            14,328             1,159,422
Exxon Mobil                                           1,682,861           124,733,656
Marathon Oil                                            129,455             3,767,141
Massey Energy                                             9,347               215,822
Occidental Petroleum                                    120,785             6,708,399
Patriot Coal                                              6,447(b)            102,056
Peabody Energy                                           31,041             1,071,225
Petroleo Brasileiro ADR                                  63,278(c)          1,701,545
Range Resources                                           2,126                89,760
Royal Dutch Shell ADR                                    64,016(c)          3,572,733
Ship Finance Intl                                        48,987(c)            668,673


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Spectra Energy                                           71,732            $1,386,580
Sunoco                                                   13,163               401,472
Tesoro                                                   16,193               156,586
Total                                                   235,931(c)         12,974,788
Valero Energy                                            16,184               333,067
Williams Companies                                       68,552             1,437,535
XTO Energy                                               41,549             1,493,687
                                                                      ---------------
Total                                                                     279,807,445
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                              219,219             3,774,952
MeadWestvaco                                             18,974               266,205
Weyerhaeuser                                             91,511             3,497,550
                                                                      ---------------
Total                                                                       7,538,707
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.5%)
Avon Products                                           441,330            10,958,224
Estee Lauder Companies Cl A                              71,415             2,573,797
Herbalife                                                30,007(c)            733,071
                                                                      ---------------
Total                                                                      14,265,092
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.1%)
Bristol-Myers Squibb                                  2,241,326            46,059,249
Elan ADR                                                365,012(b,c)        2,785,042
Eli Lilly & Co                                           72,815             2,462,603
Johnson & Johnson                                       123,869             7,598,124
Merck & Co                                            1,362,905            42,181,910
Pfizer                                                4,061,919            71,936,584
Schering-Plough                                         434,393             6,294,355
Wyeth                                                   570,014            18,343,051
                                                                      ---------------
Total                                                                     197,660,918
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (--%)
Equifax                                                  14,149               369,005
Monster Worldwide                                        13,771(b)            196,099
Robert Half Intl                                         17,296               326,376
                                                                      ---------------
Total                                                                         891,480
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Boston Properties                                         8,760               620,909
HCP                                                      28,018               838,578
ProLogis                                                 17,007               238,098
Public Storage                                            9,753               794,870
Simon Property Group                                     10,546               706,898
Vornado Realty Trust                                      7,463               526,515
                                                                      ---------------
Total                                                                       3,725,868
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
CSX                                                      30,487             1,393,866
Hertz Global Holdings                                 1,784,042(b)         12,827,262
Norfolk Southern                                         43,668             2,617,460
                                                                      ---------------
Total                                                                      16,838,588
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices                                   72,176(b)            252,616
Applied Materials                                       143,149             1,848,054
Atmel                                                   640,783(b)          2,659,249
Broadcom Cl A                                            66,883(b)          1,142,362
Fairchild Semiconductor Intl                            411,381(b)          2,336,644
Himax Technologies ADR                                  775,010(c)          1,449,269
Infineon Technologies                                   806,777(b,c)        2,522,926
Infineon Technologies ADR                               614,065(b,c)        1,922,023
Intel                                                 1,457,719            23,323,504
Intersil Cl A                                           121,986             1,669,988
Lam Research                                             45,490(b)          1,017,156
LSI                                                           2(b)                  8
MEMC Electronic Materials                                75,545(b)          1,388,517
Micron Technology                                     2,617,917(b)         12,330,389
Natl Semiconductor                                       21,534               283,603
NVIDIA                                                  190,435(b)          1,668,211
ON Semiconductor                                        212,821(b)          1,087,515
Skyworks Solutions                                       80,952(b)            577,188
Spansion Cl A                                         3,701,430(b)          2,294,887
Teradyne                                                563,218(b)          2,872,412
Texas Instruments                                       121,656             2,379,591
                                                                      ---------------
Total                                                                      65,026,112
-------------------------------------------------------------------------------------


SOFTWARE (4.3%)
Adobe Systems                                            58,808(b)          1,566,645
Autodesk                                                136,145(b)          2,901,250
BMC Software                                             21,160(b)            546,351
CA                                                       43,141               767,910
Citrix Systems                                           67,052(b)          1,727,930
Compuware                                                28,374(b)            181,026
Electronic Arts                                          35,706(b)            813,383
Intuit                                                   34,906(b)            874,744
Microsoft                                             3,173,201            70,857,579
Nintendo ADR                                            633,875(c)         24,660,907
Novell                                                   37,178(b)            173,249
Oracle                                                  885,603(b)         16,197,679
Salesforce.com                                           11,628(b)            360,003
Symantec                                                 93,559(b)          1,176,972
                                                                      ---------------
Total                                                                     122,805,628
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.1%)
Abercrombie & Fitch Cl A                                168,949             4,892,763
AutoNation                                               11,936(b)             82,000
AutoZone                                                  4,640(b)            590,626
Best Buy                                                 61,470             1,648,011
Gap                                                     218,847             2,831,880
Home Depot                                              494,102            11,655,865
Lowe's Companies                                        434,945(h)          9,438,307
Office Depot                                             30,456(b)            109,642
RadioShack                                               14,560               184,330
Sherwin-Williams                                         10,952               623,278
                                                                      ---------------
Total                                                                      32,056,702
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Nike Cl B                                                46,431             2,675,819
VF                                                       21,024             1,158,422
                                                                      ---------------
Total                                                                       3,834,241
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (--%)
Freddie Mac                                             112,515               116,453
Hudson City Bancorp                                           1                    14
Tree.com                                                      1(b)                  3
                                                                      ---------------
Total                                                                         116,470
-------------------------------------------------------------------------------------


TOBACCO (2.5%)
Altria Group                                            866,552            16,629,133
Lorillard                                               177,205            11,670,721
Philip Morris Intl                                      891,143            38,737,986
UST                                                      48,350             3,267,977
                                                                      ---------------
Total                                                                      70,305,817
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal                                                 14,347               577,610
WW Grainger                                               7,195               565,311
                                                                      ---------------
Total                                                                       1,142,921
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.5%)
Sprint Nextel                                           515,616             1,613,878
Vodafone Group                                       26,603,687(c)         51,173,183
Vodafone Group ADR                                      949,050(c)         18,288,194
                                                                      ---------------
Total                                                                      71,075,255
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,727,650,492)                                                 $2,657,566,616
-------------------------------------------------------------------------------------






OPTIONS PURCHASED (0.2%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Hertz Global Holdings(j)
Telefonica(j)
Vodafone Group ADR(j)           194,617     $100.00        Jan. 2009          $16,698
Hong King Dollar              1,012,421        7.73        Mar. 2009          237,717
NASDAQ 100 Index                  6,777       36.00        Nov. 2008          304,965
NASDAQ 100 Index                 22,291       38.00        Nov. 2008          300,929
Nokia                             7,559       18.00(i)     Dec. 2008           67,416
Nokia ADR                         5,665       17.00        Nov. 2008          169,950
S&P 500 Index                       382      900.00        Nov. 2008        3,583,160
S&P 500 Index                       245      950.00        Nov. 2008        1,452,850
S&P 500 Index                     1,115    1,150.00        Nov. 2008          139,375
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $16,673,855)                                                        $6,273,060
-------------------------------------------------------------------------------------






MONEY MARKET FUND (7.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%             200,151,830(l)       $200,151,830
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $200,151,830)                                                     $200,151,830
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES(M)
(Cost: $3,944,476,177)(n)                                              $2,863,991,506
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        249          $120,428,850       Dec. 2008        $(1,375,960)


OPEN OPTIONS CONTRACTS WRITTEN AT OCT. 31, 2008


                                                 NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                           PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE          VALUE(A)
----------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                    Call            6,777           $40       $338,848       Nov. 2008         $23,720
NASDAQ 100 Index                    Call           22,291            42        898,912       Nov. 2008          33,437
Nokia                               Call            5,665            20        223,819       Nov. 2008          14,162
S&P 500 Index                       Call              382         1,000        571,854       Nov. 2008       1,224,310
S&P 500 Index                       Call              245         1,050        587,265       Nov. 2008         341,775
----------------------------------------------------------------------------------------------------------------------
Total                                                                                                       $1,637,404
----------------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCT. 31, 2008


                                                  CURRENCY TO           CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED           BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Nov. 10, 2008                                           22,002,000       38,795,906       $3,403,062            $--
                                                     British Pound      U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
Nov. 12, 2008                                           10,124,000       17,891,639        1,607,933             --
                                                     British Pound      U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
Nov. 13, 2008                                           20,251,000       27,888,665        2,097,806             --
                                            European Monetary Unit      U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
Nov. 14, 2008                                            2,216,000        1,557,959           87,569             --
                                                 Australian Dollar      U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
Nov. 17, 2008                                           22,793,000       31,285,672        2,262,892             --
                                            European Monetary Unit      U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                     $9,459,262            $--
-----------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 9.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $13,515,650 or 0.5% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Apollo Management LP*                08-02-07 thru 09-30-08      $31,110,670
Virgin Media                         11-16-06 thru 08-06-08      180,623,528


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(h) At Oct. 31, 2008, investments in securities included securities valued at $12,314,379 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(i)  Exercise prices are stated in foreign currency.

(j) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.


--------------------------------------------------------------------------------
5  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(k) At Oct. 31, 2008, securities valued at $8,599,470 were held to cover open call options written.

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(m) At Oct. 31, 2008, cash or short-term securities were designated to cover open call options written.

(n) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $3,944,476,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $62,515,000
Unrealized depreciation                                                    (1,142,999,000)

-----------------------------------------------------------------------------------------
Net unrealized depreciation                                               $(1,080,484,000)
-----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                         FAIR VALUE AT OCT. 31, 2008
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                       $2,796,243,222     $67,748,284         $--        $2,863,991,506
Other financial instruments*                         9,720,706              --          --             9,720,706

----------------------------------------------------------------------------------------------------------------
Total                                           $2,805,963,928     $67,748,284         $--        $2,873,712,212
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE LARGE CAP VALUE FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (96.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.2%)
Boeing                                                   6,817               $356,324
General Dynamics                                         2,080                125,466
Goodrich                                                 4,131                151,029
Honeywell Intl                                          10,170                309,677
L-3 Communications Holdings                              1,452                117,859
Lockheed Martin                                          3,207                272,755
Spirit AeroSystems Holdings Cl A                         3,773(b)              60,858
United Technologies                                      4,483                246,386
                                                                      ---------------
Total                                                                       1,640,354
-------------------------------------------------------------------------------------


BEVERAGES (1.8%)
Coca-Cola                                               10,045                442,583
Molson Coors Brewing Cl B                                1,909                 71,320
PepsiCo                                                  3,199                182,375
                                                                      ---------------
Total                                                                         696,278
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.2%)
Amgen                                                    3,790(b)             226,982
Genzyme                                                  1,729(b)             126,010
ImClone Systems                                          1,734(b)             119,230
                                                                      ---------------
Total                                                                         472,222
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                    5,786                 58,728
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.0%)
Bank of New York Mellon                                  5,108                166,521
Blackstone Group LP                                      5,468                 49,978
Goldman Sachs Group                                      1,903                176,028
KKR Private Equity Investors LP Unit                     5,820(b)              28,822
Legg Mason                                               1,021                 22,656
Merrill Lynch & Co                                       9,829                182,720
Morgan Stanley                                           5,687                 99,352
State Street                                             1,007                 43,653
                                                                      ---------------
Total                                                                         769,730
-------------------------------------------------------------------------------------


CHEMICALS (1.4%)
Dow Chemical                                            11,336                302,331
Eastman Chemical                                         1,497                 60,464
EI du Pont de Nemours & Co                               6,240                199,680
                                                                      ---------------
Total                                                                         562,475
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.5%)
Fifth Third Bancorp                                     13,801                149,741
PNC Financial Services Group                             3,903                260,213
SunTrust Banks                                           2,854                114,560
Wells Fargo & Co                                        13,293                452,626
                                                                      ---------------
Total                                                                         977,140
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems                                           16,380(b)             291,073
Motorola                                                15,155                 81,382
Nokia ADR                                                8,960(c)             136,013
QUALCOMM                                                 4,816                184,260
                                                                      ---------------
Total                                                                         692,728
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.4%)
Apple                                                      686(b)              73,807
Dell                                                     3,371(b)              40,958
Hewlett-Packard                                         11,356                434,707
IBM                                                      3,766                350,125
SanDisk                                                  3,666(b)              32,591
                                                                      ---------------
Total                                                                         932,188
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                                    2,017                 80,539
KBR                                                     10,095                149,810
                                                                      ---------------
Total                                                                         230,349
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.3%)
American Express                                         4,591                126,253
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (7.4%)
Apollo Management LP                                    11,000(d,e)           104,500
Bank of America                                         43,538              1,052,313
Citigroup                                               44,447                606,702
JPMorgan Chase & Co                                     26,886              1,109,047
                                                                      ---------------
Total                                                                       2,872,562
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (7.2%)
AT&T                                                    53,405              1,429,653
Deutsche Telekom                                         9,148(c)             135,785
Telefonica                                               3,175(c)              58,764
Verizon Communications                                  39,942              1,185,079
                                                                      ---------------
Total                                                                       2,809,281
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.3%)
Entergy                                                  4,322                337,332
Exelon                                                   6,038                327,501
FPL Group                                                1,963                 92,732
PPL                                                      2,668                 87,564
Southern                                                12,385                425,301
                                                                      ---------------
Total                                                                       1,270,430
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                         3,887                127,222
Gamesa Tecnologica                                       1,186(c)              19,437
                                                                      ---------------
Total                                                                         146,659
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Flextronics Intl                                         7,524(b,c)            31,450
Tyco Electronics                                         3,131(c)              60,867
                                                                      ---------------
Total                                                                          92,317
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                             2,167                 75,737
Cameron Intl                                             1,195(b)              28,991
Halliburton                                              4,609                 91,212
Natl Oilwell Varco                                       3,648(b)             109,039
Oil States Intl                                          1,315(b)              30,416
Schlumberger                                             2,740                141,521
Transocean                                               2,511(b)             206,730
Weatherford Intl                                         5,193(b)              87,658
                                                                      ---------------
Total                                                                         771,304
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.6%)
CVS Caremark                                             3,828                117,328
Safeway                                                  3,253                 69,191
Wal-Mart Stores                                          7,754                432,751
                                                                      ---------------
Total                                                                         619,270
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Kraft Foods Cl A                                         2,080                 60,611
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
ONEOK                                                    3,799                121,188
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Boston Scientific                                       19,746(b)             178,306
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                                    5,318               $132,259
Cardinal Health                                          2,863                109,367
CIGNA                                                    3,623                 59,055
Humana                                                   2,612(b)              77,289
McKesson                                                 1,684                 61,954
UnitedHealth Group                                       3,865                 91,716
                                                                      ---------------
Total                                                                         531,640
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Darden Restaurants                                       2,383                 52,832
Intl Game Technology                                     3,286                 46,004
Marriott Intl Cl A                                       1,920                 40,070
                                                                      ---------------
Total                                                                         138,906
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.1%)
Centex                                                  17,546                214,938
DR Horton                                               16,811                124,065
Harman Intl Inds                                         2,418                 44,419
Hovnanian Enterprises Cl A                              12,348(b)              52,973
KB Home                                                 12,165                203,034
Lennar Cl A                                             15,105                116,913
Whirlpool                                                1,118                 52,155
                                                                      ---------------
Total                                                                         808,497
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.4%)
Clorox                                                     668                 40,621
Colgate-Palmolive                                        1,194                 74,935
Procter & Gamble                                         6,370                411,120
                                                                      ---------------
Total                                                                         526,676
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.8%)
3M                                                       1,438                 92,463
General Electric                                        46,104                899,490
Tyco Intl                                                4,158(c)             105,114
                                                                      ---------------
Total                                                                       1,097,067
-------------------------------------------------------------------------------------


INSURANCE (5.3%)
ACE                                                     11,921(c)             683,789
AFLAC                                                    9,475                419,553
Arch Capital Group                                       1,432(b,c)            99,882
Chubb                                                    4,705                243,813
Endurance Specialty Holdings                             2,399(c)              72,546
Hartford Financial Services Group                        7,751                 79,990
Max Capital Group                                        2,474(c)              39,460
MetLife                                                  3,851                127,930
Prudential Financial                                     9,691                290,730
                                                                      ---------------
Total                                                                       2,057,693
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Automatic Data Processing                                1,113                 38,899
MasterCard Cl A                                            228                 33,703
                                                                      ---------------
Total                                                                          72,602
-------------------------------------------------------------------------------------


MACHINERY (1.9%)
Caterpillar                                              2,060                 78,630
Danaher                                                  2,511                148,752
Deere & Co                                               5,816                224,264
Flowserve                                                1,566                 89,137
Ingersoll-Rand Cl A                                      1,467(c)              27,066
Manitowoc                                                3,078                 30,288
Parker Hannifin                                          3,434                133,136
                                                                      ---------------
Total                                                                         731,273
-------------------------------------------------------------------------------------


MEDIA (4.7%)
Comcast Cl A                                             8,585                135,300
Comcast Special Cl A                                     7,340                113,183
News Corp Cl A                                          23,372                248,678
Sirius XM Radio                                        100,832(b)              34,081
Time Warner                                             40,686                410,522
Viacom Cl B                                              6,006(b)             121,441
Virgin Media                                            30,494(e)             175,645
Vivendi                                                  9,533(c)             249,096
Walt Disney                                             13,604                352,344
                                                                      ---------------
Total                                                                       1,840,290
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Alcoa                                                    7,203                 82,907
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.9%)
JC Penney                                                5,344                127,829
Kohl's                                                   2,261(b)              79,429
Target                                                   3,127                125,455
                                                                      ---------------
Total                                                                         332,713
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.1%)
Dominion Resources                                       6,595                239,266
Xcel Energy                                             10,071                175,437
                                                                      ---------------
Total                                                                         414,703
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (16.3%)
Anadarko Petroleum                                       2,199                 77,625
BP ADR                                                   4,132(c)             205,360
Chesapeake Energy                                        6,134                134,764
Chevron                                                 20,494              1,528,852
ConocoPhillips                                          15,864                825,245
Devon Energy                                             3,732                301,770
Exxon Mobil                                             34,910              2,587,530
Marathon Oil                                             3,402                 98,998
Petroleo Brasileiro ADR                                  2,660(c)              71,527
Royal Dutch Shell ADR                                    2,687(c)             149,961
Total                                                    7,084(c)             389,577
                                                                      ---------------
Total                                                                       6,371,209
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.6%)
Intl Paper                                               7,225                124,414
Weyerhaeuser                                             2,862                109,386
                                                                      ---------------
Total                                                                         233,800
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Avon Products                                            4,762                118,240
Estee Lauder Companies Cl A                                942                 33,950
                                                                      ---------------
Total                                                                         152,190
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.7%)
Bristol-Myers Squibb                                    13,037                267,910
Johnson & Johnson                                        5,202                319,091
Merck & Co                                              13,165                407,457
Pfizer                                                  72,830              1,289,820
Schering-Plough                                          3,415                 49,483
Wyeth                                                    8,851                284,825
                                                                      ---------------
Total                                                                       2,618,586
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Hertz Global Holdings                                    6,300(b)              45,297
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Atmel                                                   26,921(b)             111,722
Fairchild Semiconductor Intl                            11,070(b)              62,878
Infineon Technologies                                    6,717(b,c)            21,005
Infineon Technologies ADR                               11,529(b,c)            36,086
Intel                                                   21,177                338,831
Lam Research                                               766(b)              17,128
Micron Technology                                       36,831(b)             173,474
ON Semiconductor                                         5,917(b)              30,236
Spansion Cl A                                           27,814(b)              17,245
Teradyne                                                18,028(b)              91,943
                                                                      ---------------
Total                                                                         900,548
-------------------------------------------------------------------------------------


SOFTWARE (1.5%)
Autodesk                                                 1,445(b)              30,793
Microsoft                                               17,099                381,820
Oracle                                                  10,127(b)             185,223
                                                                      ---------------
Total                                                                         597,836
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.3%)
Abercrombie & Fitch Cl A                                 1,816                 52,591
Gap                                                      4,385                 56,742
Home Depot                                               8,928                210,612
Lowe's Companies                                         8,016                173,947
                                                                      ---------------
Total                                                                         493,892
-------------------------------------------------------------------------------------


TOBACCO (2.5%)
Altria Group                                            10,853                208,269
Lorillard                                                1,443                 95,036
Philip Morris Intl                                      13,506                587,106
UST                                                      1,295                 87,529
                                                                      ---------------
Total                                                                         977,940
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel                                           13,644                 42,706
Vodafone Group ADR                                      10,960(c)             211,199
                                                                      ---------------
Total                                                                         253,905
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $50,281,580)                                                       $37,380,543
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              1,251,641(f)          $1,251,641
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,251,641)                                                         $1,251,641
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $51,533,221)(g)                                                    $38,632,184
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 7.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $104,500 or 0.3% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
-------------------------------------------------------------------------
Apollo Management LP*                08-02-07 thru 01-16-08      $242,920
Virgin Media                         01-27-06 thru 04-10-08       617,842


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(g) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $51,533,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $1,427,000
Unrealized depreciation                                                      (14,328,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(12,901,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                    FAIR VALUE AT OCT. 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $37,758,518        $873,666          $--        $38,632,184



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Large Cap Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date December 30, 2008